Expense Example {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-11 - Fidelity® Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund-Retail Class
Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942